Quarterly Holdings Report
for
Fidelity® Magellan ETF
April 30, 2021
MAE-QTLY-0621
1.9900251.100

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.1%
	Shares	Value
COMMUNICATION SERVICES – 15.7%
Entertainment – 3.3%
Netflix, Inc. (a)	747	$383,562
The Walt Disney Co. (a)	2,598	483,280
		866,842
Interactive Media & Services – 8.8%
Alphabet, Inc. Class A (a)	267	628,384
Alphabet, Inc. Class C (a)	260	626,631
Facebook, Inc. Class A (a)	2,469	802,623
Match Group, Inc. (a)	1,557	242,316
		2,299,954
Media – 3.6%
Cable One, Inc.	114	204,060
Charter Communications, Inc. Class A (a)	482	324,603
Comcast Corp. Class A	7,227	405,796
		934,459
TOTAL COMMUNICATION SERVICES		4,101,255
CONSUMER DISCRETIONARY – 9.2%
Hotels, Restaurants & Leisure – 0.9%
Hilton Worldwide Holdings, Inc. (a)	1,884	242,471
Internet & Direct Marketing Retail – 5.1%
Amazon.com, Inc. (a)	386	1,338,424
Multiline Retail – 0.0%
Dollar General Corp.	27	5,798
Specialty Retail – 1.8%
Lowe's Cos., Inc.	43	8,439
The Home Depot, Inc.	1,441	466,408
		474,847
Textiles, Apparel & Luxury Goods – 1.4%
NIKE, Inc. Class B	2,648	351,178
TOTAL CONSUMER DISCRETIONARY		2,412,718
CONSUMER STAPLES – 2.2%
Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	896	333,393
Personal Products – 0.9%
The Estee Lauder Cos., Inc. Class A	789	247,588
TOTAL CONSUMER STAPLES		580,981
FINANCIALS – 6.3%
Capital Markets – 4.2%
Intercontinental Exchange, Inc.	2,208	259,903
Moody's Corp.	825	269,536
MSCI, Inc.	522	253,572
S&P Global, Inc.	813	317,387
		1,100,398
Insurance – 2.1%
Arthur J Gallagher & Co.	1,827	264,824

	Shares	Value

Marsh & McLennan Cos., Inc.	2,116	$ 287,141
		551,965
TOTAL FINANCIALS		1,652,363
HEALTH CARE – 9.8%
Health Care Equipment & Supplies – 4.5%
Danaher Corp.	1,367	347,136
IDEXX Laboratories, Inc. (a)	455	249,790
Intuitive Surgical, Inc. (a)	353	305,345
Stryker Corp.	1,060	278,388
		1,180,659
Health Care Providers & Services – 1.9%
UnitedHealth Group, Inc.	1,267	505,280
Health Care Technology – 0.9%
Veeva Systems, Inc. Class A (a)	778	219,746
Life Sciences Tools & Services – 1.3%
Thermo Fisher Scientific, Inc.	712	334,804
Pharmaceuticals – 1.2%
Zoetis, Inc.	1,798	311,108
TOTAL HEALTH CARE		2,551,597
INDUSTRIALS – 9.2%
Aerospace & Defense – 1.8%
HEICO Corp. Class A	1,719	217,075
TransDigm Group, Inc. (a)	405	248,565
		465,640
Electrical Equipment – 0.9%
AMETEK, Inc.	1,865	251,644
Industrial Conglomerates – 0.0%
Roper Technologies, Inc.	1	446
Professional Services – 3.6%
CoStar Group, Inc. (a)	240	205,063
IHS Markit Ltd.	2,461	264,754
TransUnion	2,223	232,504
Verisk Analytics, Inc.	1,252	235,627
		937,948
Road & Rail – 2.9%
Old Dominion Freight Line, Inc.	900	232,029
Uber Technologies, Inc. (a)	4,015	219,902
Union Pacific Corp.	1,401	311,148
		763,079
TOTAL INDUSTRIALS		2,418,757
INFORMATION TECHNOLOGY – 40.9%
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp. Class A	3,752	252,660
IT Services – 10.3%
Accenture PLC Class A	1,292	374,641
Fiserv, Inc. (a)	2,076	249,369
Global Payments, Inc.	1,157	248,327

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Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
Mastercard, Inc. Class A	1,195	$ 456,562
MongoDB, Inc. (a)	714	212,387
PayPal Holdings, Inc. (a)	1,604	420,713
Square, Inc. Class A (a)	912	223,276
Visa, Inc. Class A	2,247	524,809
		2,710,084
Semiconductors & Semiconductor Equipment – 6.0%
Advanced Micro Devices, Inc. (a)	35	2,857
Analog Devices, Inc.	1,577	241,533
KLA Corp.	768	242,189
Lam Research Corp.	443	274,859
NVIDIA Corp.	827	496,514
Texas Instruments, Inc.	1,739	313,907
		1,571,859
Software – 16.9%
Adobe, Inc. (a)	762	387,355
ANSYS, Inc. (a)	631	230,732
Autodesk, Inc. (a)	903	263,595
Cadence Design Systems, Inc. (a)	1,799	237,054
DocuSign, Inc. (a)	1,064	237,208
Fortinet, Inc. (a)	1,178	240,583
Intuit, Inc.	739	304,586
Microsoft Corp.	6,458	1,628,579
Salesforce.com, Inc. (a)	1,588	365,748
ServiceNow, Inc. (a)	544	275,465
Synopsys, Inc. (a)	1,054	260,401
		4,431,306
Technology Hardware, Storage & Peripherals – 6.7%
Apple, Inc.	13,281	1,745,920
TOTAL INFORMATION TECHNOLOGY		10,711,829
MATERIALS – 2.3%
Chemicals – 2.3%
Linde PLC (a)	1,115	318,711

	Shares	Value

The Sherwin-Williams Co.	1,023	$ 280,169
TOTAL MATERIALS		598,880
REAL ESTATE – 1.2%
Equity Real Estate Investment Trusts (REITs) – 1.2%
American Tower Corp.	26	6,624
Crown Castle International Corp.	33	6,239
Equinix, Inc.	8	5,766
Prologis, Inc.	2,544	296,453
SBA Communications Corp.	17	5,095
TOTAL REAL ESTATE		320,177
UTILITIES – 1.3%
Electric Utilities – 1.3%
NextEra Energy, Inc.	4,310	334,068
TOTAL COMMON STOCKS (Cost $24,358,885)		25,682,625
Money Market Fund – 1.5%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $389,564)	389,564	389,565
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $24,748,449)		26,072,190
NET OTHER ASSETS (LIABILITIES) – 0.4%		97,790
NET ASSETS – 100.0%		$ 26,169,980

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to
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Schedule of Investments (Unaudited)–continued
the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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